Note 8 - Fixed Assets (Detail) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011
Depreciation, Depletion and Amortization	$ 294,000	$ 305,000	$ 1,154,000	$ 1,254,000
Depreciation	138,000	149,000
Accrual Basis [Member]
Depreciation, Depletion and Amortization			$ 533,000	$ 633,000